Long-term debt - Narrative (Details) - USD ($)					2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 21, 2021	Jul. 24, 2020	Nov. 28, 2019	Oct. 09, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Aug. 11, 2020	Jul. 23, 2020	Jul. 17, 2020	May 20, 2020	Dec. 31, 2019	Feb. 28, 2019	Dec. 20, 2017	Jan. 11, 2016
Debt Instrument [Line Items]
Deferred principal payments							$ 6,000,000
Quarterly payments							2,000,000
Debt and capital lease obligations					$ 61,953,000	$ 61,953,000	$ 61,953,000					$ 45,254,000
Debt term extension		3 years
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Long-term debt		$ 10,000,000							$ 17,500,000
Interest rate (percent)		6.50%							9.00%						9.00%
Conversion price (dollars per share)		$ 1.42			$ 1.42	$ 1.42	$ 1.42		$ 2.17						$ 2.17
Converted amount					$ 5,000,000	$ 5,000,000
Converted shares					3,607,468
Convertible debt | Convertible unsecured notes due June 1, 2021 | Subsequent Event
Debt Instrument [Line Items]
Converted amount	$ 2,500,000
Converted shares	1,815,117
Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 2,535,000	$ 2,535,000	$ 2,535,000					1,632,000
Minimum
Debt Instrument [Line Items]
Capital lease obligation interest rates					2.30%	2.30%	2.30%
Capital lease term					3 years	3 years	3 years
Minimum | Other bank financing
Debt Instrument [Line Items]
Interest rate (percent)					0.75%	0.75%	0.75%
Maximum
Debt Instrument [Line Items]
Capital lease obligation interest rates					12.00%	12.00%	12.00%
Capital lease term					5 years	5 years	5 years
Maximum | Other bank financing
Debt Instrument [Line Items]
Interest rate (percent)					3.80%	3.80%	3.80%
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 53,731,000	$ 53,731,000	$ 53,731,000					22,207,000
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt														$ 20,000,000
Debt issuance costs														$ 1,013,000
Interest rate (percent)					6.00%	6.00%	6.00%						9.00%
Debt and capital lease obligations					$ 13,618,000	$ 13,618,000	$ 13,618,000					13,269,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					4,561,000	4,561,000	4,561,000					5,569,000
Pledge securing debt					1,356,000	1,356,000	1,356,000
Secured Debt | Second UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					2,685,000	2,685,000	2,685,000					$ 3,369,000
Pledge securing debt					821,000	821,000	821,000
Secured Debt | Third UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					5,558,000	5,558,000	5,558,000
Effective rate on debt											1.82%
Secured Debt | Fourth UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					18,650,000	18,650,000	18,650,000
Effective rate on debt										1.75%
Secured Debt | Deutsche Bank Euro Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 8,659,000	$ 8,659,000	$ 8,659,000
Effective rate on debt								1.70%
Euribor | Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt				2.30%
Euribor | Secured Debt | Second UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt			1.80%